Prepayments (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments [Abstract]
Schedule of Prepayments
	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Short-term prepayments
Advance to suppliers for services and inventories(1)	34,566,328	57,018,439

(1)	As of December 31, 2025 and June 30, 2026, short-term prepayments represent advance to suppliers for purchasing educational contents. Pursuant to the agreement, the educational contents will be delivered to the Company before March 31, 2027.